Income Taxes - Net Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 62.1	$ 27.3
Stock-based compensation	0.4	0.4
Net unearned premium	2.9	1.1
Startup costs	1.0	0.6
Other	0.4	0.0
Total gross deferred tax assets	66.8	29.4
Deferred tax liabilities:
Deferred acquisition costs	(0.4)	0.0
Depreciation and amortization	(0.4)	0.0
Total gross deferred tax liabilities	(0.8)	0.0
Valuation allowance	(66.0)	(29.4)
Total deferred tax assets, net	$ 0.0	$ 0.0